Income taxes - Disclosure of Current and Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OTHER COMPREHENSIVE (INCOME) LOSS
Current taxes	$ 0	$ 0
Deferred taxes	(677)	(172)
Total income taxes (expense) recovery	(677)	(172)
DEFICIT
Current taxes	1	14
Deficit	30	(20)
Total income taxes (expense) recovery	$ 31	$ (6)